Long-term Debt (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Long-term debt [Line Items]
Cash and cash equivalents	$ 208,056	$ 86,000	$ 53,548	$ 21,700
Restricted cash	3,769	3,352
Long term debt - current portion	$ 127,141	$ 88,317
Weighted average interest rate	3.69%	3.53%	3.34%
Unused credit facilities, commitment fee	$ 3,157	$ 637
Number of vessels	70
Loan reference interest rate	LIBOR
Write off of unamortized deferred financing fees	$ 974	652	$ 0
Company's Minimum Liquid Funds
Long-term debt [Line Items]
Liquid funds to be allowed to pay dividends	200,000
Minimum Liquid Funds per Vessel
Long-term debt [Line Items]
Liquid funds to be allowed to pay dividends	2,000
Not legally restricted
Long-term debt [Line Items]
Cash and cash equivalents	150,000	35,400
Legally restricted
Long-term debt [Line Items]
Restricted cash	13,997	13,972
Reclassification adjustment due to SCR shortfall
Long-term debt [Line Items]
Long term debt - current portion	$ 14,268
First-priority mortgage
Long-term debt [Line Items]
Number of vessels	61
Amount of vessels pledged as collateral	$ 1,559,339
Cross collateral, Bareboat vessels
Long-term debt [Line Items]
Capital leased assets, Number of vessels	4
Capital leased assets, Net book value	$ 121,010
Excel Vessel Bridge Facility
Long-term debt [Line Items]
Write off of unamortized deferred financing fees		$ 652
Excel Vessel Bridge Facility, Excel Vessel CiT Facility, ABN AMRO $31,000 Facility and Commerzbank 26,000 Facility
Long-term debt [Line Items]
Write off of unamortized deferred financing fees	$ 974